Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund
Aberdeen Equity Long-Short Fund
Objective
The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Equity Long-Short Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Equity Long-Short Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Short-Sale Dividend Expenses		0.64%	0.64%	0.64%	0.64%	0.64%
All Other Expenses		0.22%	0.18%	0.20%	0.18%	0.34%
All Other Expenses		0.86%	0.82%	0.84%	0.82%	0.98%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.27%	2.98%	2.50%	1.98%	2.14%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[1]	2.27%	2.98%	2.50%	1.98%	2.14%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have been restated to reflect the fact that the Adviser intends to forfeit reimbursement of a portion of management fees previously limited and/or for expenses previously paid by the Adviser that could have been reimbursed during the 2012 fiscal year under the contract limiting operating expenses.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Equity Long-Short Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	792	1,244	1,720	3,030
Class C Shares	401	921	1,567	3,299
Class R Shares	253	779	1,331	2,836
Institutional Class Shares	201	621	1,068	2,306
Institutional Service Class Shares	217	670	1,149	2,472

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Equity Long-Short Fund Class C Shares	301	921	1,567	3,299

Portfolio Turnover
The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 62.65% of the average value of its portfolio.
Principal Strategies
The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S.
companies of any size. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the United States, or whose stock is traded primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund's investment team takes long positions in companies by employing a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.

Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes:

o    have earnings that appear to be reflected in the current price;

o    are likely to fall short of expectations;

o    are in industries exhibiting structural weaknesses;

o    have poor quality management; or

o    are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short positions in companies in order to remove much of the market and sector impact on performance. While the Fund's securities may be held either long or short, no security will at the same time be held both long and short.
Principal Risks
The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Strategy Risk -- the strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

Short Sales Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund") from June 22,
2003 to June 22, 2008. The returns prior to June 22, 2003 reflect the performance of another predecessor fund (the "Second Predecessor Fund"), which was acquired by the Predecessor Fund. The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June
23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor and Second Predecessor Fund. The Long-Short Fund
and the Predecessor and Second Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor and Second
Predecessor Funds have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of the Institutional Class (inception date: June
28, 2004) are based on the previous performance of Class R of the Second
Predecessor Fund and Institutional Service Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Long-Short Fund. The bar chart shows how the Fund's annual total returns for
Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month
Treasury bill issues (excluding the current month-end bills).  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class C Shares (Years Ended Dec. 31)

Best Quarter: 14.30% - 2nd quarter 2003 Worst Quarter: -11.27% - 3rd quarter 2002
After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Equity Long-Short Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(3.46%)	1.45%	3.01%
Class C Shares	Class C shares - Before Taxes	(4.21%)	0.71%	2.26%
Class C Shares After Taxes on Distributions	Class C shares - After Taxes on Distributions	(4.42%)	0.61%	0.80%
Class C Shares After Taxes on Distributions and Sales	Class C shares - After Taxes on Distributions and Sales of Shares	(2.47%)	0.57%	1.05%
Class R Shares	Class R shares - Before Taxes	(3.64%)	1.17%	2.77%
Institutional Class Shares	Institutional Class shares - Before Taxes	(3.16%)	1.72%	3.21%
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(3.34%)	1.67%	3.18%
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%